Income Taxes (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Intangible assets	$ 6,096	$ 6,656
Right-of-use assets	290	512
Net deferred tax liability (asset)	$ 6,386	$ 7,168